Related Person Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended								1 Months Ended		12 Months Ended											1 Months Ended		12 Months Ended
	Dec. 31, 2012 property sqft	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2012 Acquisition	Dec. 31, 2012 Share Award Plan	Dec. 31, 2011 Share Award Plan	Dec. 31, 2010 Share Award Plan	Dec. 31, 2012 Office Acquisition property	Mar. 31, 2013 RMR	Mar. 31, 2012 RMR	Dec. 31, 2012 RMR agreement employee	Dec. 31, 2011 RMR	Dec. 31, 2010 RMR	Dec. 31, 2012 RMR Share Award Plan Officers and employees	Dec. 31, 2011 RMR Share Award Plan Officers and employees	Dec. 31, 2010 RMR Share Award Plan Officers and employees	Dec. 31, 2012 RMR Maximum	Dec. 31, 2012 RMR Office sqft	Dec. 31, 2011 RMR Office	Dec. 31, 2010 RMR Office	Dec. 31, 2012 CWH	Jun. 30, 2010 CWH Acquisition sqft property	Dec. 31, 2012 CWH Minimum	Dec. 31, 2012 AIC item	Dec. 31, 2011 AIC	Dec. 31, 2010 AIC
Related Party Transaction
Number of agreements to avail management and administrative services											2
Number of employees											820
Compensation at percentage of the historical cost to CWH of properties transferred											0.50%
Compensation at percentage of cost of any other properties acquired											0.70%
Amount of cost of any other properties acquired, first layer											$ 250,000
CWH previous ownership percentage in the entity	100.00%
Percentage of outstanding shares owned																					18.20%		10.00%	12.50%
Number of other companies owning outstanding shares																								5
Compensation at percentage of cost of any additional properties acquired											0.50%
Incentive fee as a percentage of product of weighted average diluted outstanding common shares and excess of FFO per share											15.00%
Incentive fee per diluted share																	$ 0.02
Business management fees paid											9,077	7,741	4,453
Number of shares issued for the incentive fee for services rendered									20,230	39,141
Management fees payable under property management agreement as a percentage of gross rents											3.00%
Construction supervision fees payable under property management agreement as a percentage of construction costs											5.00%
Property management and construction supervision fees paid											7,018	6,321	3,785
Pro rata share of RMR's internal audit costs											193	240	211
Period by which business management agreement and property management agreement get automatically renewed											1 year
Period before which the written notice is required to be given for cancellation of business management agreement and the property management agreement											60 days
Number of business days before which the notice is required to be given for termination of property management agreement											5 days
Rentable square feet of Properties	10,200,000																	1,400				1,900,000
Number of regional offices leased																		1
Rental income earned																		32	31	14
Awards granted (in shares)					93,058	50,850	44,450							43,917	40,850	36,950
Aggregate market value of shares awarded														1,043	922	985
Restricted shares vesting terms														0.20
Portion of the awards granted which will vest on each of the next four anniversaries of the grant date														0.20
Number of anniversaries of the grant date over which the awards vest														4 years
Number of properties acquired or agreed to be acquired	13	16						12														15
Purchase Price	213,974	444,050		213,974																		231,000
Common shares owned	54,643,888	47,051,650																			9,950,000
Amount invested in equity investee																								5,194
Investment at carrying value																								5,747	5,409	5,195
Recognized income (loss) related to investment in AIC	316	139	(1)																					316	139	(1)
Coverage of purchased property insurance																								500,000
Premium for property insurance																									1,286	415
Program extension term																								1 year
Premium paid in connection with the renewal, including taxes and fees																								$ 410